Vanguard® International High Dividend Yield Index Fund
Schedule of Investments (unaudited)
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (98.5%)
Australia (7.5%)
Commonwealth Bank of Australia	1,075,304	106,113
BHP Group Ltd.	3,236,801	79,495
National Australia Bank Ltd.	1,993,471	49,122
Westpac Banking Corp.	2,229,169	46,253
ANZ Group Holdings Ltd.	1,931,846	36,480
Wesfarmers Ltd.	727,120	34,251
Macquarie Group Ltd.	224,934	33,275
Woodside Energy Group Ltd.	1,215,032	18,518
Rio Tinto Ltd.	238,207	17,156
Transurban Group	1,985,275	16,353
Woolworths Group Ltd.	782,684	14,716
QBE Insurance Group Ltd.	961,658	12,413
Fortescue Ltd.	1,022,356	11,973
Brambles Ltd.	891,492	10,895
Suncorp Group Ltd.	815,125	10,451
Coles Group Ltd.	833,111	10,042
Santos Ltd.	2,077,486	8,995
Amcor plc GDR	921,403	8,920
Insurance Australia Group Ltd.	1,531,001	8,683
Computershare Ltd. (XASX)	370,700	8,058
Origin Energy Ltd.	1,100,771	7,099
Telstra Group Ltd.	2,583,800	6,308
South32 Ltd.	2,900,418	5,956
Sonic Healthcare Ltd.	307,094	5,395
ASX Ltd.	123,678	4,849
Lottery Corp. Ltd.	1,427,740	4,439
Medibank Pvt Ltd.	1,773,739	4,374
JB Hi-Fi Ltd.	69,805	4,355
Evolution Mining Ltd.	1,196,487	4,158
APA Group	825,651	3,482
Treasury Wine Estates Ltd.	518,146	3,437
ALS Ltd.	310,549	3,131
Bendigo & Adelaide Bank Ltd.	369,459	3,100
AGL Energy Ltd.	385,897	2,745
Ampol Ltd.	152,290	2,733
Worley Ltd.	305,123	2,711
Endeavour Group Ltd.	941,775	2,457
Atlas Arteria Ltd.	749,134	2,339
Aurizon Holdings Ltd.	1,144,982	2,317
Incitec Pivot Ltd.	1,130,908	2,089
Bank of Queensland Ltd.	428,554	1,846
Lendlease Corp. Ltd.	454,270	1,810
AMP Ltd.	1,624,630	1,790
Whitehaven Coal Ltd.	444,777	1,671
Downer EDI Ltd.	430,776	1,516
Metcash Ltd.	693,093	1,354
Challenger Ltd.	335,591	1,303
Orora Ltd.	865,401	1,260
Harvey Norman Holdings Ltd.	383,728	1,228
Insignia Financial Ltd.	420,704	1,143
Beach Energy Ltd.	1,116,339	1,047
Perpetual Ltd.	73,265	968
New Hope Corp. Ltd.	322,252	961
Yancoal Australia Ltd.	208,068	829
Magellan Financial Group Ltd.	114,471	737
Deterra Royalties Ltd.	291,126	728
TPG Telecom Ltd.	230,239	624
Tabcorp Holdings Ltd.	1,491,999	623
		641,074

Vanguard® International High Dividend Yield Index Fund
	Shares	Market Value ($000)
Austria (0.3%)
Erste Group Bank AG	197,610	12,149
OMV AG	91,374	3,763
Verbund AG	42,172	3,237
ANDRITZ AG	45,130	2,555
Raiffeisen Bank International AG	84,622	1,914
voestalpine AG	72,710	1,521
Telekom Austria AG	61,154	510
		25,649
Belgium (0.2%)
KBC Group NV	150,186	11,520
Ageas SA	105,549	5,437
Groupe Bruxelles Lambert NV	55,554	3,857
		20,814
Brazil (1.2%)
Vale SA	2,345,288	21,739
Petroleo Brasileiro SA	2,386,700	17,010
B3 SA - Brasil Bolsa Balcao	3,469,114	6,643
Ambev SA	2,792,750	5,305
Banco Do Brasil SA	1,097,036	5,196
Centrais Eletricas Brasileiras SA	802,682	4,957
Banco BTG Pactual SA	755,800	4,212
BB Seguridade Participacoes SA	431,657	2,847
Klabin SA	572,580	2,199
Vibra Energia SA	708,567	2,044
Itau Unibanco Holding SA ADR	342,588	1,987
Banco Bradesco SA	991,746	1,870
Telefonica Brasil SA	202,318	1,796
Itau Unibanco Holding SA	319,200	1,628
Lojas Renner SA	668,790	1,562
Ultrapar Participacoes SA	528,800	1,497
CCR SA	742,010	1,426
TIM SA	515,154	1,376
Banco Santander Brasil SA	243,002	1,079
Cosan SA	749,800	993
Allos SA	278,500	905
Cia Energetica de Minas Gerais ADR	428,733	802
Transmissora Alianca de Energia Eletrica SA	139,519	800
Porto Seguro SA	114,618	784
Hypera SA	250,382	783
Multiplan Empreendimentos Imobiliarios SA	198,600	761
Caixa Seguridade Participacoes SA	291,400	732
Engie Brasil Energia SA	112,816	710
CPFL Energia SA	119,900	705
Telefonica Brasil SA ADR	75,372	666
Cia Paranaense de Energia - Copel	422,892	627
Cia Siderurgica Nacional SA	398,800	620
Neoenergia SA	148,900	478
SLC Agricola SA	127,520	379
Sao Martinho SA	96,600	375
Alupar Investimento SA	68,984	335
CSN Mineracao SA	333,300	311
Auren Energia SA	222,500	309
Cia Energetica de Minas Gerais	50,080	129
Usinas Siderurgicas de Minas Gerais SA Usiminas	113,900	106
Ambev SA ADR	348	1
		98,684
Canada (8.1%)
Royal Bank of Canada	905,057	110,337
Toronto-Dominion Bank	1,133,169	64,644
Enbridge Inc.	1,398,072	60,460
Bank of Montreal	466,073	46,141
Canadian Natural Resources Ltd.	1,326,912	40,309
Bank of Nova Scotia	785,202	40,175
Canadian Imperial Bank of Commerce	602,004	37,922
Manulife Financial Corp.	1,130,387	33,802
Suncor Energy Inc.	815,716	30,606
TC Energy Corp.	666,360	30,027
Agnico Eagle Mines Ltd.	319,579	29,703

Vanguard® International High Dividend Yield Index Fund
		Shares	Market Value ($000)
	Sun Life Financial Inc.	371,470	21,421
	National Bank of Canada	217,672	19,319
	Nutrien Ltd.	317,785	16,401
	Brookfield Asset Management Ltd. Class A (XTSE)	262,584	15,715
	Pembina Pipeline Corp.	373,489	13,481
	Fortis Inc. (XTSE)	316,393	13,476
	Restaurant Brands International Inc.	204,433	12,570
	Power Corp. of Canada	350,532	10,624
	Tourmaline Oil Corp.	224,172	10,213
	Magna International Inc.	172,426	6,836
[1]	Hydro One Ltd.	205,048	6,380
	Great-West Lifeco Inc.	175,577	5,677
[2]	BCE Inc.	196,565	4,681
	TELUS Corp.	319,839	4,639
	South Bow Corp.	133,316	3,190
			688,749
Chile (0.2%)
	Banco De Chile	28,230,692	3,495
	Cencosud SA	849,626	2,165
	Empresas COPEC SA	308,177	2,059
	Banco de Credito e Inversiones SA	61,236	1,871
	Banco Santander Chile	26,295,850	1,356
	Empresas CMPC SA	751,885	1,283
	Enel Chile SA	15,860,167	942
	Banco Santander Chile ADR	37,888	773
	Cia Sud Americana de Vapores SA	12,798,072	713
	Colbun SA	4,986,744	671
	Quinenco SA	177,010	632
	Cia Cervecerias Unidas SA	90,507	551
	Banco Itau Chile SA	47,979	539
	Aguas Andinas SA Class A	1,648,900	527
	Cencosud Shopping SA	297,617	498
			18,075
China (5.8%)
	China Construction Bank Corp. Class H	59,827,000	48,682
	Industrial & Commercial Bank of China Ltd. Class H	50,662,000	34,484
	Bank of China Ltd. Class H	53,817,000	27,841
	Ping An Insurance Group Co. of China Ltd. Class H	4,161,500	23,432
	China Merchants Bank Co. Ltd. Class H	2,430,438	13,368
	Agricultural Bank of China Ltd. Class H	19,664,000	10,830
	PetroChina Co. Ltd. Class H	13,284,000	10,156
	China Life Insurance Co. Ltd. Class H	4,775,000	8,864
	China Shenhua Energy Co. Ltd. Class H	2,171,500	8,757
	China Petroleum & Chemical Corp. Class H	15,698,000	8,585
	PICC Property & Casualty Co. Ltd. Class H	4,326,000	7,029
	Geely Automobile Holdings Ltd.	3,768,000	6,976
	China Resources Land Ltd.	1,764,500	5,371
	China Merchants Bank Co. Ltd. Class A	924,942	5,197
	China Pacific Insurance Group Co. Ltd. Class H	1,657,000	4,936
	Haier Smart Home Co. Ltd. Class H	1,460,600	4,831
	CITIC Ltd.	4,078,000	4,620
	China Yangtze Power Co. Ltd. Class A	1,102,700	4,389
	China CITIC Bank Corp. Ltd. Class H	6,062,620	4,330
[1]	China Tower Corp. Ltd. Class H	29,942,000	4,313
[1]	Postal Savings Bank of China Co. Ltd. Class H	6,936,000	4,141
	China Mengniu Dairy Co. Ltd.	1,971,000	3,951
	China Overseas Land & Investment Ltd.	2,474,700	3,944
	Bank of Communications Co. Ltd. Class H	4,744,000	3,838
	Yangzijiang Shipbuilding Holdings Ltd.	1,624,200	3,637
	Ping An Insurance Group Co. of China Ltd. Class A	491,200	3,458
	ENN Energy Holdings Ltd.	488,400	3,325
	Industrial & Commercial Bank of China Ltd. Class A	3,452,400	3,245
	Wuliangye Yibin Co. Ltd. Class A	174,400	3,076
	China Hongqiao Group Ltd.	1,800,000	3,026
	CITIC Securities Co. Ltd. Class H	1,046,257	2,851
	Qifu Technology Inc. ADR	69,993	2,793
	China Resources Power Holdings Co. Ltd.	1,249,000	2,778
	Agricultural Bank of China Ltd. Class A	3,893,856	2,769
[1]	Fuyao Glass Industry Group Co. Ltd. Class H	404,000	2,728

Vanguard® International High Dividend Yield Index Fund
		Shares	Market Value ($000)
	People's Insurance Co. Group of China Ltd. Class H	5,319,000	2,722
	COSCO SHIPPING Holdings Co. Ltd. Class H	1,809,000	2,715
	Industrial Bank Co. Ltd. Class A	931,000	2,611
	Great Wall Motor Co. Ltd. Class H	1,494,000	2,442
	Tsingtao Brewery Co. Ltd. Class H	388,000	2,383
[1]	CGN Power Co. Ltd. Class H	7,172,000	2,321
	Kunlun Energy Co. Ltd.	2,366,000	2,259
	China Galaxy Securities Co. Ltd. Class H	2,359,000	2,149
	Weichai Power Co. Ltd. Class H	1,232,000	2,144
	Sinopharm Group Co. Ltd. Class H	797,600	2,109
	Yankuang Energy Group Co. Ltd. Class H	1,982,500	2,097
	Anhui Conch Cement Co. Ltd. Class H	755,828	2,038
	China Minsheng Banking Corp. Ltd. Class H	4,142,470	1,976
[1]	Longfor Group Holdings Ltd.	1,533,500	1,949
	Shanghai Pudong Development Bank Co. Ltd. Class A	1,323,400	1,946
	China Resources Gas Group Ltd.	565,600	1,923
	Haitong Securities Co. Ltd. Class H	2,151,600	1,883
	Tingyi Cayman Islands Holding Corp.	1,229,000	1,874
	CMOC Group Ltd. Class H	2,514,000	1,857
[1]	China Feihe Ltd.	2,619,000	1,803
	CRRC Corp. Ltd. Class H	2,762,000	1,749
	Bank of Communications Co. Ltd. Class A	1,738,700	1,738
	China Shenhua Energy Co. Ltd. Class A	315,000	1,736
	ZTE Corp. Class H	493,800	1,726
	Want Want China Holdings Ltd.	2,742,000	1,676
	China State Construction International Holdings Ltd.	1,134,000	1,664
	Foxconn Industrial Internet Co. Ltd. Class A	554,600	1,646
	China Petroleum & Chemical Corp. Class A	1,936,100	1,625
	China Coal Energy Co. Ltd. Class H	1,391,000	1,599
	China Longyuan Power Group Corp. Ltd. Class H	2,132,000	1,572
	China Gas Holdings Ltd.	1,892,800	1,569
	Bank of China Ltd. Class A	1,999,300	1,501
	New China Life Insurance Co. Ltd. Class H	478,633	1,498
[1]	Huatai Securities Co. Ltd. Class H	866,200	1,492
	China State Construction Engineering Corp. Ltd. Class A	1,867,100	1,454
[1]	China Resources Mixc Lifestyle Services Ltd.	380,200	1,440
	Guangdong Investment Ltd.	1,898,000	1,437
	China National Building Material Co. Ltd. Class H	2,950,000	1,411
	PetroChina Co. Ltd. Class A	1,227,900	1,402
	China Pacific Insurance Group Co. Ltd. Class A	311,350	1,393
	Inner Mongolia Yitai Coal Co. Ltd. Class B	668,200	1,388
	China Merchants Port Holdings Co. Ltd.	814,000	1,384
	China Taiping Insurance Holdings Co. Ltd.	926,400	1,383
	Ping An Bank Co. Ltd. Class A	859,500	1,361
	Shaanxi Coal Industry Co. Ltd. Class A	438,600	1,314
	China Railway Group Ltd. Class H	2,707,000	1,311
[1]	Yadea Group Holdings Ltd.	762,000	1,265
	Sinotruk Hong Kong Ltd.	432,260	1,260
	Jiangxi Copper Co. Ltd. Class H	793,000	1,259
	Bosideng International Holdings Ltd.	2,548,000	1,233
	Kingboard Holdings Ltd.	473,000	1,205
	Autohome Inc. ADR	41,430	1,161
	Haier Smart Home Co. Ltd. Class A	294,600	1,129
	Bank of Jiangsu Co. Ltd. Class A	822,760	1,127
	Xinyi Solar Holdings Ltd.	2,724,000	1,123
	COSCO SHIPPING Holdings Co. Ltd. Class A	566,300	1,117
	Gree Electric Appliances Inc. of Zhuhai Class A	179,600	1,114
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	287,700	1,108
	Beijing Enterprises Holdings Ltd.	320,500	1,101
	Hengan International Group Co. Ltd.	400,843	1,097
	China Power International Development Ltd.	2,933,370	1,095
	China Everbright Bank Co. Ltd. Class A	2,045,700	1,093
	China Oilfield Services Ltd. Class H	1,174,000	1,051
	Luzhou Laojiao Co. Ltd. Class A	65,300	1,046
	CRRC Corp. Ltd. Class A	1,008,600	1,037
	China CITIC Bank Corp. Ltd. Class A	1,076,400	987
*,2	China Vanke Co. Ltd. Class H	1,312,600	981
	China Everbright Environment Group Ltd.	2,233,000	977
	Haitian International Holdings Ltd.	361,000	960
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,505,200	939

Vanguard® International High Dividend Yield Index Fund
		Shares	Market Value ($000)
	GF Securities Co. Ltd. Class H	687,000	932
	China Minsheng Banking Corp. Ltd. Class A	1,597,240	915
	Hisense Home Appliances Group Co. Ltd. Class H	261,000	909
*	Minth Group Ltd.	454,000	907
	Far East Horizon Ltd.	1,208,000	891
	SAIC Motor Corp. Ltd. Class A	369,800	875
	Chongqing Rural Commercial Bank Co. Ltd. Class H	1,428,000	874
	Greentown China Holdings Ltd.	784,000	869
	Country Garden Services Holdings Co. Ltd.	1,321,000	861
	China Everbright Bank Co. Ltd. Class H	2,191,000	857
	China Communications Services Corp. Ltd. Class H	1,478,000	841
	China United Network Communications Ltd. Class A	1,244,600	840
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	527,700	838
	Jiangsu Expressway Co. Ltd. Class H	734,000	817
	Guotai Junan Securities Co. Ltd. Class A	332,000	814
	Shenzhen International Holdings Ltd.	902,000	807
	China Cinda Asset Management Co. Ltd. Class H	5,234,200	799
	Bank of Shanghai Co. Ltd. Class A	622,233	798
	Baoshan Iron & Steel Co. Ltd. Class A	821,200	793
	Bank of Beijing Co. Ltd. Class A	959,400	792
*	JOYY Inc. ADR	18,130	786
	Huatai Securities Co. Ltd. Class A	334,300	785
[2]	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	838,000	773
	Postal Savings Bank of China Co. Ltd. Class A	1,032,100	771
	Shanghai Baosight Software Co. Ltd. Class B	476,840	764
	Huaxia Bank Co. Ltd. Class A	725,700	761
[1]	Guotai Junan Securities Co. Ltd. Class H	509,800	757
	Zhejiang Expressway Co. Ltd. Class H	1,043,520	751
	Sinopec Engineering Group Co. Ltd. Class H	929,000	743
	Jiangsu Yanghe Distillery Co. Ltd. Class A	68,500	742
	Uni-President China Holdings Ltd.	736,000	741
	China Conch Venture Holdings Ltd.	907,500	735
	AviChina Industry & Technology Co. Ltd. Class H	1,575,000	735
	Daqin Railway Co. Ltd. Class A	798,300	733
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	979,400	727
	Bank of Nanjing Co. Ltd. Class A	493,500	727
	China Medical System Holdings Ltd.	804,000	726
	Fosun International Ltd.	1,309,000	716
	C&D International Investment Group Ltd.	435,000	715
	China Railway Group Ltd. Class A	872,300	713
[1]	CSC Financial Co. Ltd. Class H	572,500	712
	New China Life Insurance Co. Ltd. Class A	105,300	695
	Beijing Enterprises Water Group Ltd.	2,450,000	680
[1]	Topsports International Holdings Ltd.	1,824,000	675
	Fuyao Glass Industry Group Co. Ltd. Class A	81,700	673
	Guangzhou Automobile Group Co. Ltd. Class H	1,712,000	672
	SDIC Power Holdings Co. Ltd. Class A	338,400	671
[1]	China Resources Pharmaceutical Group Ltd.	995,500	670
	Yuexiu Property Co. Ltd.	1,065,680	667
	Xtep International Holdings Ltd.	861,000	665
	Kingboard Laminates Holdings Ltd.	659,000	661
	Zhongsheng Group Holdings Ltd.	416,500	659
	Poly Developments & Holdings Group Co. Ltd. Class A	564,100	650
	Sinotrans Ltd. Class H	1,338,000	638
	GF Securities Co. Ltd. Class A	296,900	635
	Anhui Conch Cement Co. Ltd. Class A	184,200	634
	China Construction Bank Corp. Class A	535,900	631
	Focus Media Information Technology Co. Ltd. Class A	663,200	604
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	348,000	587
	Tongwei Co. Ltd. Class A	206,600	581
	Dongfeng Motor Group Co. Ltd. Class H	1,444,000	577
	XCMG Construction Machinery Co. Ltd. Class A	538,700	568
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	416,400	563
	Yunnan Baiyao Group Co. Ltd. Class A	70,300	562
	China Suntien Green Energy Corp. Ltd. Class H	1,149,000	548
*	China Vanke Co. Ltd. Class A	540,200	544
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	295,748	523
	Bank of Hangzhou Co. Ltd. Class A	256,950	523
	Huadian Power International Corp. Ltd. Class H	1,064,000	520
[1,2]	China Merchants Securities Co. Ltd. Class H	282,560	520

Vanguard® International High Dividend Yield Index Fund
		Shares	Market Value ($000)
	Henan Shuanghui Investment & Development Co. Ltd. Class A	139,100	505
	Lao Feng Xiang Co. Ltd. Class B	139,200	502
	China Jinmao Holdings Group Ltd.	4,252,000	499
	Yankuang Energy Group Co. Ltd. Class A	256,684	476
	Yangzijiang Financial Holding Ltd.	1,364,500	475
	China Reinsurance Group Corp. Class H	4,514,000	471
	Sichuan Chuantou Energy Co. Ltd. Class A	213,100	467
[1]	China Railway Signal & Communication Corp. Ltd. Class H	1,126,000	455
	COSCO SHIPPING Ports Ltd.	782,000	452
	People's Insurance Co. Group of China Ltd. Class A	454,900	450
	Chongqing Changan Automobile Co. Ltd. Class B	975,216	446
	GD Power Development Co. Ltd. Class A	756,400	438
	Shanghai Industrial Holdings Ltd.	294,000	428
[1]	Blue Moon Group Holdings Ltd.	969,500	423
	Anhui Expressway Co. Ltd. Class H	306,000	416
[1]	BAIC Motor Corp. Ltd. Class H	1,411,500	398
	Shougang Fushan Resources Group Ltd.	1,271,302	389
	Citic Pacific Special Steel Group Co. Ltd. Class A	236,502	380
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	133,900	372
	Metallurgical Corp. of China Ltd. Class H	1,892,000	370
	Zhongjin Gold Corp. Ltd. Class A	201,400	369
	Yutong Bus Co. Ltd. Class A	93,800	369
*	China Traditional Chinese Medicine Holdings Co. Ltd.	1,492,000	366
	TBEA Co. Ltd. Class A	219,440	362
	Shanghai International Port Group Co. Ltd. Class A	442,800	360
[1]	Orient Securities Co. Ltd. Class H	552,800	358
	Shenzhen Expressway Corp. Ltd. Class H	412,000	348
	Sany Heavy Equipment International Holdings Co. Ltd.	528,000	343
	ENN Natural Gas Co. Ltd. Class A	121,500	342
	China Everbright Ltd.	542,000	341
	Huayu Automotive Systems Co. Ltd. Class A	145,600	338
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	694,600	330
	China Merchants Energy Shipping Co. Ltd. Class A	341,100	326
	China International Marine Containers Group Co. Ltd. Class H	460,000	323
	Livzon Pharmaceutical Group Inc. Class H	94,200	319
[1]	Shenwan Hongyuan Group Co. Ltd. Class H	1,121,600	314
*,1	Legend Holdings Corp. Class H	327,300	309
	Lee & Man Paper Manufacturing Ltd.	1,068,000	308
	China Coal Energy Co. Ltd. Class A	193,200	305
	Beijing New Building Materials plc Class A	70,400	304
	Sichuan Road & Bridge Co. Ltd. Class A	306,180	303
	Inner Mangolia ERDOS Resources Co. Ltd. Class B	348,900	302
	Goldwind Science & Technology Co. Ltd. Class H	428,200	300
	COSCO SHIPPING Development Co. Ltd. Class H	2,225,000	296
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	130,000	293
	Lufax Holding Ltd. ADR	121,690	281
	Towngas Smart Energy Co. Ltd.	712,185	277
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	199,000	277
	China Resources Building Materials Technology Holdings Ltd.	1,422,000	275
	China Lesso Group Holdings Ltd.	632,000	275
	China National Chemical Engineering Co. Ltd. Class A	267,800	275
	Metallurgical Corp. of China Ltd. Class A	638,300	273
	HLA Group Corp. Ltd. Class A	222,100	269
	Western Mining Co. Ltd. Class A	109,300	264
	Beijing Jingneng Clean Energy Co. Ltd. Class H	1,114,000	262
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	153,500	262
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	92,800	259
	Dongfang Electric Corp. Ltd. Class H	219,800	255
	Shenergy Co. Ltd. Class A	212,600	255
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	247,000	252
[1]	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class H	118,500	250
	Yunnan Yuntianhua Co. Ltd. Class A	77,100	245
	Guanghui Energy Co. Ltd. Class A	289,700	243
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	138,400	240
	Huaibei Mining Holdings Co. Ltd. Class A	122,400	238
	LB Group Co. Ltd. Class A	94,400	237
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	207,861	234
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	91,600	234
	Youngor Group Co. Ltd. Class A	199,900	225
	CSG Holding Co. Ltd. Class B	876,900	224

Vanguard® International High Dividend Yield Index Fund
		Shares	Market Value ($000)
	Chongqing Rural Commercial Bank Co. Ltd. Class A	267,900	223
	Huaxin Cement Co. Ltd. Class H	227,600	221
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	300,100	217
	Zangge Mining Co. Ltd. Class A	51,000	217
	Trina Solar Co. Ltd. Class A	90,705	215
	Bank of Changsha Co. Ltd. Class A	161,300	205
	Jiangsu Expressway Co. Ltd. Class A	100,200	203
	Nanjing Iron & Steel Co. Ltd. Class A	314,900	202
	Avary Holding Shenzhen Co. Ltd. Class A	35,100	197
	COSCO SHIPPING Development Co. Ltd. Class A	585,200	197
	China Railway Signal & Communication Corp. Ltd. Class A	245,296	197
	Jiangsu Financial Leasing Co. Ltd. Class A	268,200	196
	Huadian Power International Corp. Ltd. Class A	272,700	194
	Hubei Energy Group Co. Ltd. Class A	284,700	190
	Xiamen C & D Inc. Class A	142,400	188
	Hisense Home Appliances Group Co. Ltd. Class A	41,200	181
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	217,860	178
*	Angang Steel Co. Ltd. Class H	896,000	175
	Huaxin Cement Co. Ltd. Class A	100,700	171
	Shanghai Rural Commercial Bank Co. Ltd. Class A	147,200	170
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	141,002	168
	Hunan Valin Steel Co. Ltd. Class A	266,900	167
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	54,800	167
	BBMG Corp. Class H	1,789,000	166
	Luxi Chemical Group Co. Ltd. Class A	101,800	166
	Shandong Hi-speed Co. Ltd. Class A	119,200	166
	CNOOC Energy Technology & Services Ltd. Class A	284,700	165
	China South Publishing & Media Group Co. Ltd. Class A	84,300	160
	China Zheshang Bank Co. Ltd. Class A	397,700	159
	Shenzhen Investment Ltd.	1,520,000	158
	Sinomine Resource Group Co. Ltd. Class A	30,000	157
	Xiamen Tungsten Co. Ltd. Class A	57,900	156
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	167,250	156
	Chongqing Brewery Co. Ltd. Class A	20,400	156
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	267,800	155
	Fujian Funeng Co. Ltd. Class A	121,900	154
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	91,700	154
	TangShan Port Group Co. Ltd. Class A	247,668	154
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	99,000	154
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	141,000	152
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	342,400	149
	Jason Furniture Hangzhou Co. Ltd. Class A	35,600	144
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	77,800	142
	Kingfa Sci & Tech Co. Ltd. Class A	109,800	141
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	113,600	141
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	46,800	141
	Jointown Pharmaceutical Group Co. Ltd. Class A	203,434	140
[1]	Everbright Securities Co. Ltd. Class H	141,400	138
	Shanghai Electric Power Co. Ltd. Class A	113,100	136
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	89,400	133
*	Hubei Biocause Pharmaceutical Co. Ltd. Class A	252,100	132
	Ming Yang Smart Energy Group Ltd. Class A	92,100	132
*	Quzhou Xin'an Development Co. Ltd. Class A	328,900	131
	Zhejiang Supor Co. Ltd. Class A	17,700	130
	Shanghai Huayi Group Co. Ltd. Class B	242,500	130
	Wuchan Zhongda Group Co. Ltd. Class A	197,700	130
	Sinoma International Engineering Co. Class A	97,000	128
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	60,400	124
	China International Marine Containers Group Co. Ltd. Class A	110,200	124
	Gemdale Corp. Class A	191,800	121
	Wanxiang Qianchao Co. Ltd. Class A	144,700	121
	Heilongjiang Agriculture Co. Ltd. Class A	61,500	121
	Bank of Chengdu Co. Ltd. Class A	51,000	121
	Livzon Pharmaceutical Group Inc. Class A	23,800	120
	Huafa Industrial Co. Ltd. Zhuhai Class A	162,600	120
	COFCO Sugar Holding Co. Ltd. Class A	90,200	119
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	66,800	119
	Hangzhou Robam Appliances Co. Ltd. Class A	41,200	119
	Sinoma Science & Technology Co. Ltd. Class A	70,500	118
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	151,600	118

Vanguard® International High Dividend Yield Index Fund
		Shares	Market Value ($000)
	Jizhong Energy Resources Co. Ltd. Class A	140,700	117
	Bank of Guiyang Co. Ltd. Class A	143,700	117
	Jafron Biomedical Co. Ltd. Class A	30,700	114
	Shanghai Tunnel Engineering Co. Ltd. Class A	129,200	114
	Sinotrans Ltd. Class A	150,600	110
	Anhui Expressway Co. Ltd. Class A	48,700	109
	Bank of Qingdao Co. Ltd. Class A	194,850	108
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	53,700	108
	Tian Di Science & Technology Co. Ltd. Class A	129,800	107
	YongXing Special Materials Technology Co. Ltd. Class A	19,800	106
	Canmax Technologies Co. Ltd. Class A	34,400	104
	Inner Mongolia Eerduosi Resources Co. Ltd. Class A	78,300	104
	Keda Industrial Group Co. Ltd. Class A	93,000	104
*	Maanshan Iron & Steel Co. Ltd. Class H	454,000	102
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	26,600	102
	China World Trade Center Co. Ltd. Class A	29,700	102
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	71,000	102
	Fujian Sunner Development Co. Ltd. Class A	51,700	101
	Shenzhen Expressway Corp. Ltd. Class A	59,600	101
	Tianshan Aluminum Group Co. Ltd. Class A	78,600	100
	Lao Feng Xiang Co. Ltd. Class A	13,800	98
	China Railway Hi-tech Industry Co. Ltd. Class A	91,000	98
	Suofeiya Home Collection Co. Ltd. Class A	42,800	97
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	148,900	97
	Guangzhou Development Group Inc. Class A	109,700	94
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	120,200	92
	Chongqing Department Store Co. Ltd. Class A	22,000	91
	Qingdao Port International Co. Ltd. Class A	67,200	86
	G-bits Network Technology Xiamen Co. Ltd. Class A	3,000	86
	Bank of Xi'an Co. Ltd. Class A	175,300	85
	Zhuzhou Kibing Group Co. Ltd. Class A	107,000	84
	Xiamen ITG Group Corp. Ltd. Class A	93,400	82
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	167,900	82
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	111,200	82
	Xi'An Shaangu Power Co. Ltd. Class A	73,500	82
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	48,800	81
*	Sinochem International Corp. Class A	154,200	80
	Beijing Jingneng Power Co. Ltd. Class A	164,800	79
	Sansure Biotech Inc. Class A	28,057	78
	Jiangsu Pacific Quartz Co. Ltd.Class A	21,400	78
	Jiangsu Linyang Energy Co. Ltd. Class A	81,400	77
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A	30,700	75
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	34,000	73
	Shenzhen Gas Corp. Ltd. Class A	79,800	73
	Weifu High-Technology Group Co. Ltd. Class A	28,800	72
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	104,800	72
	Hainan Drinda New Energy Technology Co. Ltd. Class A	9,200	72
	Hainan Mining Co. Ltd. Class A	77,100	72
	Perfect World Co. Ltd. Class A	48,900	70
	Hefei Meiya Optoelectronic Technology Inc. Class A	33,700	67
	Shenzhen Aisidi Co. Ltd. Class A	37,700	66
	Chongqing Water Group Co. Ltd. Class A	103,000	66
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	110,000	65
	ORG Technology Co. Ltd. Class A	91,000	63
	Shandong Publishing & Media Co. Ltd. Class A	40,400	62
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	37,100	60
	China National Accord Medicines Corp. Ltd. Class B	34,860	58
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	73,400	58
	Bank of Suzhou Co. Ltd. Class A	52,300	57
	Easyhome New Retail Group Co. Ltd.Class A	118,800	56
	KingClean Electric Co. Ltd. Class A	16,507	53
	Camel Group Co. Ltd. Class A	47,100	53
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	137,400	53
	Daan Gene Co. Ltd. Class A	71,100	52
	Yangling Metron New Material Inc. Class A	20,200	52
	Jiangsu Guoxin Corp. Ltd. Class A	49,800	51
	Opple Lighting Co. Ltd. Class A	21,800	50
	Guangdong South New Media Co. Ltd. Class A	9,100	50
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	33,100	50
	Luenmei Quantum Co. Ltd. Class A	65,200	50

Vanguard® International High Dividend Yield Index Fund
		Shares	Market Value ($000)
	Anhui Kouzi Distillery Co. Ltd. Class A	9,500	47
	Huapont Life Sciences Co. Ltd. Class A	80,100	43
	Xiamen Intretech Inc. Class A	21,600	43
*	Maanshan Iron & Steel Co. Ltd. Class A	92,700	42
	Toly Bread Co. Ltd. Class A	50,700	41
	Luolai Lifestyle Technology Co. Ltd. Class A	38,900	40
	Rongan Property Co. Ltd. Class A	146,400	39
	Huabao Flavours & Fragrances Co. Ltd. Class A	18,700	39
*	Minmetals New Energy Materials(Hunan) Co. Ltd.	58,426	39
	CSG Holding Co. Ltd. Class A	46,600	32
	Joyoung Co. Ltd. Class A	20,200	27
	Zhejiang Runtu Co. Ltd. Class A	27,500	26
	Zhejiang Semir Garment Co. Ltd. Class A	24,400	21
	Weifu High-Technology Group Co. Ltd. Class B	6,500	11
*	Angang Steel Co. Ltd. Class A	16,300	5
	Haitong Securities Co. Ltd. Class A	3,200	5
	China Merchants Securities Co. Ltd. Class A	500	1
			496,768
Colombia (0.1%)
	Bancolombia SA ADR	70,355	2,783
[2]	Ecopetrol SA ADR	144,472	1,341
	Interconexion Electrica SA ESP	290,814	1,278
	Ecopetrol SA	137,413	64
	Bancolombia SA	1,214	12
			5,478
Czech Republic (0.1%)
	CEZ A/S	99,816	4,372
	Komercni banka A/S	49,944	1,832
[1]	Moneta Money Bank A/S	197,174	1,114
	Colt CZ Group SE	7,053	207
			7,525
Denmark (0.2%)
	Danske Bank A/S	417,836	12,476
	Tryg A/S	215,584	4,367
*,1	Orsted A/S	108,129	4,169
			21,012
Finland (1.3%)
	Nordea Bank Abp (XHEL)	2,133,806	25,380
	Nokia OYJ	3,293,924	15,532
	Sampo OYJ Class A (XHEL)	312,922	12,918
	Kone OYJ Class B	208,632	10,799
	UPM-Kymmene OYJ	330,096	9,734
	Wartsila OYJ Abp	311,431	5,883
	Stora Enso OYJ Class R	376,649	4,171
	Fortum OYJ	279,355	4,059
	Metso OYJ	408,653	4,056
	Elisa OYJ	91,610	3,943
	Orion OYJ Class B	67,369	3,656
	Neste OYJ	266,566	3,378
	Kesko OYJ Class B	173,353	3,325
	Valmet OYJ	106,169	2,895
			109,729
France (5.6%)
	Sanofi SA	705,640	76,690
	TotalEnergies SE	1,267,264	73,415
	BNP Paribas SA	643,206	43,937
	AXA SA	1,093,339	41,478
	Vinci SA	318,088	34,421
	Danone SA	401,226	28,104
	Cie de Saint-Gobain SA	294,116	27,580
	Publicis Groupe SA	145,975	15,525
	Cie Generale des Etablissements Michelin SCA	443,260	15,415
	Societe Generale SA	462,132	14,959
	Orange SA	1,227,599	13,202
	Veolia Environnement SA	409,368	11,681
	Credit Agricole SA	643,726	9,691
	Engie SA Loyalty Shares	582,347	9,613
	Renault SA	122,472	6,288

Vanguard® International High Dividend Yield Index Fund
		Shares	Market Value ($000)
	Engie SA (XPAR)	350,117	5,780
	Carrefour SA	329,343	4,692
	Eiffage SA	47,909	4,280
	Rexel SA	142,285	3,767
	Bouygues SA	116,410	3,700
	Getlink SE	223,642	3,578
	Teleperformance SE	36,317	3,401
	Arkema SA	37,108	2,958
	SCOR SE	109,319	2,793
[1]	Amundi SA	36,950	2,601
[1]	La Francaise des Jeux SACA	61,979	2,355
	Engie SA Prime de fidelite 2026	141,167	2,330
	Sodexo Inc. (Prime Fidelite 2026)	26,287	1,945
*	Eurazeo SE PF 2027	21,624	1,787
	Wendel SE	16,788	1,659
	Vivendi SE	419,088	1,185
	Sodexo SA (XPAR)	15,547	1,150
*	Engie SA Prime de fidelite 2027	52,246	863
	Sodexo Prime De Fidelite 2027	10,878	805
	Eurazeo SE (XPAR)	9,691	800
[1]	Ayvens SA	88,361	651
			475,079
Germany (6.6%)
	Siemens AG (Registered)	477,068	102,272
	Allianz SE (Registered)	250,453	81,664
	Deutsche Telekom AG (Registered)	2,147,353	72,042
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	84,682	45,900
	Mercedes-Benz Group AG	537,403	32,696
	BASF SE	571,360	27,527
	Deutsche Bank AG (Registered)	1,237,600	24,223
	Deutsche Post AG	624,458	22,482
	E.ON SE	1,424,655	16,875
[2]	Bayerische Motoren Werke AG (XETR)	187,815	15,252
	Daimler Truck Holding AG	335,829	14,789
	RWE AG	456,770	14,155
	Bayer AG (Registered)	630,007	14,098
	Vonovia SE	450,879	13,794
	Heidelberg Materials AG	83,330	11,726
[2]	Commerzbank AG	596,409	11,516
	Hannover Rueck SE	38,409	10,120
*	Fresenius SE & Co. KGaA	262,911	10,060
	Fresenius Medical Care AG	130,855	6,500
	Continental AG	69,312	4,926
	Talanx AG	38,627	3,281
	Evonik Industries AG	160,840	3,020
	Volkswagen AG	22,216	2,327
	HOCHTIEF AG	11,963	1,732
[1]	DWS Group GmbH & Co. KGaA	21,271	1,050
[2]	Traton SE	33,140	1,022
	Wacker Chemie AG	11,933	818
	RTL Group SA	23,992	733
	FUCHS SE	19,999	682
			567,282
Greece (0.1%)
	Metlen Energy & Metals SA	70,373	2,530
	OPAP SA	122,064	2,094
	JUMBO SA	70,310	1,900
	Hellenic Telecommunications Organization SA	119,033	1,800
	Motor Oil Hellas Corinth Refineries SA	36,949	816
	HELLENiQ ENERGY Holdings SA	61,142	475
	Holding Co. ADMIE IPTO SA	67,177	186
	Autohellas Tourist & Trading SA	12,031	136
	Piraeus Port Authority SA	4,072	126
	Quest Holdings SA	15,810	104
			10,167
Hong Kong (1.6%)
	Hong Kong Exchanges & Clearing Ltd.	766,600	30,004
	CLP Holdings Ltd.	1,047,500	8,710
	CK Hutchison Holdings Ltd.	1,707,000	8,596

Vanguard® International High Dividend Yield Index Fund
		Shares	Market Value ($000)
	Sun Hung Kai Properties Ltd.	911,000	8,144
	BOC Hong Kong Holdings Ltd.	2,294,500	7,459
	Lenovo Group Ltd.	4,936,000	5,953
	Hang Seng Bank Ltd.	461,200	5,779
	Power Assets Holdings Ltd.	879,099	5,687
	Hong Kong & China Gas Co. Ltd.	6,904,400	5,301
	Jardine Matheson Holdings Ltd.	126,504	5,096
	CK Asset Holdings Ltd.	1,219,084	5,094
[1]	WH Group Ltd.	4,970,099	3,877
	Shenzhou International Group Holdings Ltd.	485,200	3,655
	MTR Corp. Ltd.	934,500	2,930
	Hongkong Land Holdings Ltd.	659,800	2,871
	Swire Pacific Ltd. Class A	306,788	2,664
	CK Infrastructure Holdings Ltd.	379,472	2,584
	Wharf Real Estate Investment Co. Ltd.	1,002,000	2,493
	Henderson Land Development Co. Ltd.	851,587	2,362
	Sino Land Co. Ltd.	2,268,000	2,175
	SITC International Holdings Co. Ltd.	825,000	1,962
	PCCW Ltd.	2,761,793	1,606
	Swire Properties Ltd.	704,098	1,390
	Bank of East Asia Ltd.	910,380	1,153
	Orient Overseas International Ltd.	83,500	1,118
	Xinyi Glass Holdings Ltd.	1,117,000	1,034
	Chow Tai Fook Jewellery Group Ltd.	1,145,400	1,034
[1]	BOC Aviation Ltd.	133,000	1,003
	Yue Yuen Industrial Holdings Ltd.	453,000	965
	Hang Lung Properties Ltd.	1,136,000	899
	Hang Lung Group Ltd.	622,000	825
	First Pacific Co. Ltd.	1,458,000	807
	Kerry Properties Ltd.	393,500	774
	VTech Holdings Ltd.	101,900	672
	Hysan Development Co. Ltd.	408,000	590
	Man Wah Holdings Ltd.	920,800	558
	CTF Services Ltd.	589,000	555
[2]	New World Development Co. Ltd.	896,750	481
	DFI Retail Group Holdings Ltd. (Registered)	185,400	435
	Johnson Electric Holdings Ltd.	220,000	292
	Dah Sing Banking Group Ltd.	256,800	262
	Nexteer Automotive Group Ltd.	561,000	260
	Swire Pacific Ltd. Class B	122,500	172
			140,281
Hungary (0.2%)
	OTP Bank Nyrt	152,199	9,417
	Richter Gedeon Nyrt	93,258	2,415
	MOL Hungarian Oil & Gas plc	263,956	1,928
	Magyar Telekom Telecommunications plc	215,130	758
			14,518
Iceland (0.0%)
[1]	Arion Banki HF	875,028	1,082
	Islandsbanki HF	714,702	621
	Eimskipafelag Islands hf	67,212	212
			1,915
India (1.4%)
	HCL Technologies Ltd.	680,593	13,506
	NTPC Ltd.	3,047,971	11,352
	ITC Ltd.	1,929,846	9,943
	Power Grid Corp. of India Ltd.	2,686,265	9,329
	Tech Mahindra Ltd.	389,941	7,497
	Oil & Natural Gas Corp. Ltd.	2,484,450	7,491
	Coal India Ltd.	1,455,209	6,623
	Vedanta Ltd.	1,015,471	5,153
	Power Finance Corp. Ltd.	930,439	4,511
	Bajaj Auto Ltd.	42,920	4,372
	Hero MotoCorp Ltd.	83,732	4,181
	REC Ltd.	799,136	4,123
	Indian Oil Corp. Ltd.	2,633,154	3,889
	Bharat Petroleum Corp. Ltd. (XNSE)	1,285,367	3,857
	Gail India Ltd.	1,703,762	3,463
	Hindustan Petroleum Corp. Ltd.	589,583	2,431

Vanguard® International High Dividend Yield Index Fund
		Shares	Market Value ($000)
	Petronet LNG Ltd.	475,488	1,729
	Oil India Ltd.	350,371	1,693
	NMDC Ltd.	2,192,514	1,664
	Oracle Financial Services Software Ltd.	14,992	1,570
	Union Bank of India Ltd.	968,688	1,283
	Canara Bank	1,168,061	1,250
	Hindustan Zinc Ltd.	234,027	1,211
	Piramal Enterprises Ltd.	74,925	881
	Bank of India	581,539	751
[1]	Nippon Life India Asset Management Ltd.	109,667	736
	Castrol India Ltd.	308,731	628
	Sun TV Network Ltd.	55,862	398
*	ITC Hotels Ltd.	191,843	361
			115,876
Indonesia (0.5%)
	Bank Rakyat Indonesia Persero Tbk PT	44,757,259	11,558
	Bank Mandiri Persero Tbk PT	28,416,100	10,441
	Telkom Indonesia Persero Tbk PT	29,781,800	4,796
	Astra International Tbk PT	13,067,500	3,840
	Bank Negara Indonesia Persero Tbk PT	9,615,500	2,797
	United Tractors Tbk PT	950,304	1,450
	Indofood Sukses Makmur Tbk PT	2,838,700	1,366
	Indofood CBP Sukses Makmur Tbk PT	1,466,100	1,034
	Alamtri Resources Indonesia Tbk PT	6,683,300	954
	Perusahaan Gas Negara Persero Tbk PT	6,586,900	645
	Sarana Menara Nusantara Tbk PT	11,353,600	441
	Bukit Asam Tbk PT	2,655,600	438
	Semen Indonesia Persero Tbk PT	2,165,100	373
	Unilever Indonesia Tbk PT	3,594,300	359
	Indocement Tunggal Prakarsa Tbk PT	841,500	303
*	Gudang Garam Tbk PT	260,300	179
	Bank Danamon Indonesia Tbk PT	432,400	68
			41,042
Ireland (0.2%)
	AIB Group plc	1,256,799	7,390
	Bank of Ireland Group plc	646,804	6,427
			13,817
Israel (0.5%)
	Bank Leumi Le-Israel BM	972,945	12,176
	Bank Hapoalim BM	859,200	11,022
	Israel Discount Bank Ltd. Class A	797,918	5,834
	Mizrahi Tefahot Bank Ltd.	96,714	4,604
	ICL Group Ltd.	462,606	2,751
	Phoenix Financial Ltd.	140,686	2,376
	Bezeq The Israeli Telecommunication Corp. Ltd.	1,319,156	2,094
	First International Bank of Israel Ltd.	33,731	1,791
	Melisron Ltd.	15,765	1,491
	Mivne Real Estate KD Ltd.	380,659	1,141
	Amot Investments Ltd.	142,539	833
	Energix-Renewable Energies Ltd.	172,124	561
	Gav-Yam Lands Corp. Ltd.	35,365	304
			46,978
Italy (2.9%)
	UniCredit SpA	1,006,910	46,241
	Intesa Sanpaolo SpA	10,094,293	43,691
	Enel SpA	4,983,986	35,425
	Generali	792,317	25,088
	Eni SpA	1,379,448	19,421
	Stellantis NV	1,340,561	17,899
	Banco BPM SpA	967,885	8,508
	FinecoBank Banca Fineco SpA	391,799	7,438
	Terna - Rete Elettrica Nazionale	900,802	7,431
	Snam SpA	1,457,448	6,740
	Mediobanca Banca di Credito Finanziario SpA	351,094	5,739
	Tenaris SA	281,040	5,311
[1]	Poste Italiane SpA	288,178	4,373
	A2A SpA	983,049	2,322
[1]	Infrastrutture Wireless Italiane SpA	219,442	2,281

Vanguard® International High Dividend Yield Index Fund
		Shares	Market Value ($000)
	Hera SpA	546,663	1,999
	Banca Mediolanum SpA	145,633	1,955
	Italgas SpA	310,898	1,857
[1]	Pirelli & C SpA	241,603	1,454
			245,173
Japan (13.7%)
	Toyota Motor Corp.	7,434,661	141,032
	Mitsubishi UFJ Financial Group Inc.	7,271,100	91,953
	Sumitomo Mitsui Financial Group Inc.	2,392,362	58,955
	Mizuho Financial Group Inc.	1,628,463	44,841
	ITOCHU Corp.	869,284	40,025
	Tokio Marine Holdings Inc.	1,207,102	39,814
	Mitsui & Co. Ltd.	1,832,324	36,265
	KDDI Corp.	963,224	32,091
	Honda Motor Co. Ltd.	2,948,400	27,907
	Takeda Pharmaceutical Co. Ltd.	992,900	26,709
	Softbank Corp.	17,560,420	22,587
	Canon Inc.	576,900	18,593
	Japan Tobacco Inc.	706,300	17,994
	Nippon Telegraph & Telephone Corp.	18,003,900	17,724
	Komatsu Ltd.	574,520	17,329
	Sompo Holdings Inc.	615,100	17,153
	MS&AD Insurance Group Holdings Inc.	826,200	17,130
	Sumitomo Corp.	753,938	16,346
	Dai-ichi Life Holdings Inc.	564,400	15,411
	Marubeni Corp.	1,016,900	15,119
	ORIX Corp.	701,700	14,822
	Bridgestone Corp.	360,030	12,915
	Japan Post Holdings Co. Ltd.	1,208,841	12,625
	Nomura Holdings Inc.	1,884,414	12,251
	Nippon Steel Corp.	578,200	12,003
	Daiwa House Industry Co. Ltd.	378,000	11,908
	Sumitomo Mitsui Trust Group Inc.	449,978	11,315
	Astellas Pharma Inc.	1,152,100	11,168
	Resona Holdings Inc.	1,416,196	10,512
	Japan Post Bank Co. Ltd.	928,511	9,604
	Sumitomo Electric Industries Ltd.	483,700	9,037
	ENEOS Holdings Inc.	1,771,451	8,906
	Nippon Yusen KK	276,200	8,668
[2]	Sekisui House Ltd.	348,402	8,007
	Mitsui OSK Lines Ltd.	217,510	7,392
	Toyota Tsusho Corp.	427,790	7,225
	Subaru Corp.	373,109	6,499
	Kansai Electric Power Co. Inc.	584,000	6,443
	T&D Holdings Inc.	335,500	6,383
	Inpex Corp.	532,300	6,352
	Kirin Holdings Co. Ltd.	497,800	6,299
	Daiwa Securities Group Inc.	864,814	6,261
	Obayashi Corp.	430,500	5,782
	Asahi Kasei Corp.	793,900	5,392
	Kajima Corp.	285,900	5,084
	Idemitsu Kosan Co. Ltd.	759,874	5,072
	SBI Holdings Inc.	173,700	5,007
	Isuzu Motors Ltd.	366,900	4,933
	IHI Corp.	82,000	4,906
	Yamaha Motor Co. Ltd.	567,051	4,744
	Taisei Corp.	106,200	4,455
	Chubu Electric Power Co. Inc.	422,900	4,406
	JFE Holdings Inc.	377,000	4,360
	Sekisui Chemical Co. Ltd.	250,600	4,153
	Mitsubishi Chemical Group Corp.	811,300	4,144
	Ricoh Co. Ltd.	355,000	4,071
	Concordia Financial Group Ltd.	687,700	3,993
	Daito Trust Construction Co. Ltd.	36,700	3,933
	Sanwa Holdings Corp.	122,700	3,840
	Dentsu Group Inc.	162,000	3,753
[2]	Nissan Motor Co. Ltd.	1,362,800	3,729
	Niterra Co. Ltd.	111,800	3,687
	Chiba Bank Ltd.	426,400	3,631

Vanguard® International High Dividend Yield Index Fund
	Shares	Market Value ($000)
Mitsubishi HC Capital Inc. (XTKS)	537,120	3,572
Seiko Epson Corp.	188,400	3,405
Hulic Co. Ltd.	381,286	3,360
Aisin Corp.	288,900	3,268
AGC Inc.	112,900	3,262
Kawasaki Kisen Kaisha Ltd.	252,800	3,199
Sumitomo Forestry Co. Ltd.	90,000	3,077
Shimizu Corp.	334,800	2,903
Ono Pharmaceutical Co. Ltd.	273,100	2,841
Kuraray Co. Ltd.	192,800	2,823
Fukuoka Financial Group Inc.	103,400	2,806
Sojitz Corp.	136,200	2,800
Mebuki Financial Group Inc.	603,300	2,667
Brother Industries Ltd.	148,200	2,611
Mazda Motor Corp.	365,500	2,499
Mitsui Chemicals Inc.	108,800	2,386
Tosoh Corp.	179,000	2,382
Japan Post Insurance Co. Ltd.	121,700	2,372
Kyushu Railway Co.	93,100	2,264
Kobe Steel Ltd.	212,500	2,263
Nippon Express Holdings Inc.	139,100	2,255
Haseko Corp.	170,586	2,239
Sumitomo Chemical Co. Ltd.	983,800	2,128
Amada Co. Ltd.	204,700	2,114
Credit Saison Co. Ltd.	89,400	2,107
Nikon Corp.	194,700	2,086
Mitsubishi Gas Chemical Co. Inc.	117,400	2,052
Sega Sammy Holdings Inc.	105,900	2,050
NGK Insulators Ltd.	156,200	2,004
Tokyo Tatemono Co. Ltd.	125,100	1,929
Marui Group Co. Ltd.	115,200	1,920
Nomura Real Estate Holdings Inc.	70,000	1,861
Lixil Corp.	163,400	1,839
Taiheiyo Cement Corp.	71,600	1,803
Persol Holdings Co. Ltd.	1,139,300	1,736
Cosmo Energy Holdings Co. Ltd.	38,740	1,673
Hitachi Construction Machinery Co. Ltd.	69,800	1,671
Electric Power Development Co. Ltd.	105,700	1,668
Open House Group Co. Ltd.	48,800	1,596
Tokyo Century Corp.	156,791	1,518
Sumitomo Heavy Industries Ltd.	73,600	1,517
Toyo Seikan Group Holdings Ltd.	99,300	1,508
COMSYS Holdings Corp.	70,600	1,467
Sankyo Co. Ltd.	105,300	1,412
Hirogin Holdings Inc.	176,500	1,403
Sumitomo Rubber Industries Ltd.	118,500	1,381
Air Water Inc.	110,600	1,379
Aozora Bank Ltd.	88,200	1,361
EXEO Group Inc.	124,300	1,357
Yamaguchi Financial Group Inc.	121,400	1,353
Daicel Corp.	152,500	1,349
Iida Group Holdings Co. Ltd.	87,500	1,325
Mitsubishi Materials Corp.	82,100	1,289
DMG Mori Co. Ltd.	79,400	1,281
Kamigumi Co. Ltd.	58,400	1,272
NHK Spring Co. Ltd.	97,700	1,245
Zenkoku Hosho Co. Ltd.	34,900	1,238
Seino Holdings Co. Ltd.	80,000	1,208
DIC Corp.	55,200	1,196
Nagase & Co. Ltd.	63,500	1,193
JTEKT Corp.	147,200	1,157
Sankyu Inc.	32,100	1,146
NSK Ltd.	263,600	1,144
Amano Corp.	42,000	1,099
Yamato Kogyo Co. Ltd.	22,200	1,099
Casio Computer Co. Ltd.	128,700	1,070
Nippon Electric Glass Co. Ltd.	49,800	1,070
Toyo Tire Corp.	64,200	1,055
Yamada Holdings Co. Ltd.	355,900	1,045
Zeon Corp.	112,300	1,044

Vanguard® International High Dividend Yield Index Fund
		Shares	Market Value ($000)
	Mitsui Mining & Smelting Co. Ltd.	35,200	1,038
	Kokuyo Co. Ltd.	59,600	1,036
	Canon Marketing Japan Inc.	28,800	946
	INFRONEER Holdings Inc.	123,700	933
	NOK Corp.	61,600	932
	Toda Corp.	152,800	925
	Nippon Shokubai Co. Ltd.	75,700	918
	UBE Corp.	61,700	907
	Fuyo General Lease Co. Ltd.	12,000	894
	Daido Steel Co. Ltd.	111,920	891
	K's Holdings Corp.	94,800	871
	Relo Group Inc.	69,000	846
	Nippon Kayaku Co. Ltd.	101,800	833
	Seven Bank Ltd.	403,200	800
	Denka Co. Ltd.	55,100	785
	Kaneka Corp.	31,900	774
	Penta-Ocean Construction Co. Ltd.	181,700	766
	Toyoda Gosei Co. Ltd.	41,700	745
	Shikoku Electric Power Co. Inc.	95,400	731
	Tokai Carbon Co. Ltd.	125,800	701
	Nipro Corp.	74,000	691
	TS Tech Co. Ltd.	56,900	645
	Aica Kogyo Co. Ltd.	30,600	638
	AEON Financial Service Co. Ltd.	74,700	604
	Toyota Boshoku Corp.	44,100	585
	Acom Co. Ltd.	228,800	564
	OSG Corp.	51,000	564
	Heiwa Corp.	31,700	476
	Itoham Yonekyu Holdings Inc.	18,160	452
	Pola Orbis Holdings Inc.	45,000	409
[2]	Fuji Media Holdings Inc.	26,300	371
	Matsui Securities Co. Ltd.	58,500	308
	Noevir Holdings Co. Ltd.	9,600	286
			1,171,185
Kuwait (0.2%)
	National Bank of Kuwait SAKP	5,044,501	15,750
	Mobile Telecommunications Co. KSCP	1,442,207	2,114
	Gulf Bank KSCP	1,324,202	1,320
	Burgan Bank SAK	592,758	397
			19,581
Malaysia (0.8%)
	Malayan Banking Bhd.	4,866,297	11,282
	CIMB Group Holdings Bhd.	5,359,600	9,621
	Public Bank Bhd.	9,551,700	9,226
	Tenaga Nasional Bhd.	2,947,033	8,983
	Petronas Gas Bhd.	621,932	2,396
	AMMB Holdings Bhd.	1,867,500	2,360
	MISC Bhd.	1,372,444	2,226
	CelcomDigi Bhd.	2,568,900	2,158
	RHB Bank Bhd.	1,315,700	1,897
	Petronas Chemicals Group Bhd.	1,814,800	1,892
	Hong Leong Bank Bhd.	400,800	1,813
	Kuala Lumpur Kepong Bhd.	356,200	1,588
	Maxis Bhd.	1,903,000	1,483
	Axiata Group Bhd.	2,906,300	1,444
	YTL Corp. Bhd.	3,216,523	1,368
	Sime Darby Bhd.	2,549,700	1,284
	IJM Corp. Bhd.	2,207,500	1,178
	Telekom Malaysia Bhd.	766,600	1,132
	Genting Bhd.	1,365,200	1,110
	Petronas Dagangan Bhd.	218,200	960
	Genting Malaysia Bhd.	1,876,500	937
	Alliance Bank Malaysia Bhd.	686,100	800
	Hong Leong Financial Group Bhd.	147,800	599
	FGV Holdings Bhd.	301,300	74
			67,811
Mexico (0.9%)
	Grupo Financiero Banorte SAB de CV Class O	1,853,300	12,807
	America Movil SAB de CV Series B	14,310,200	9,993

Vanguard® International High Dividend Yield Index Fund
		Shares	Market Value ($000)
	Grupo Mexico SAB de CV Series B	2,029,600	9,950
	Fomento Economico Mexicano SAB de CV	1,115,600	9,483
	Wal-Mart de Mexico SAB de CV	3,296,435	8,546
	Grupo Aeroportuario del Pacifico SAB de CV Class B	250,985	4,639
	Grupo Aeroportuario del Sureste SAB de CV Class B	120,105	3,264
	Arca Continental SAB de CV	346,800	3,169
	Coca-Cola Femsa SAB de CV	334,125	2,625
	Grupo Aeroportuario del Centro Norte SAB de CV	176,800	1,669
	Alfa SAB de CV Class A	1,744,588	1,429
	Promotora y Operadora de Infraestructura SAB de CV	138,670	1,310
[1]	Banco del Bajio SA	517,100	1,181
	Qualitas Controladora SAB de CV	127,700	1,062
	Regional SAB de CV	154,800	1,011
	Kimberly-Clark de Mexico SAB de CV Class A	537,900	804
	Grupo Televisa SAB Series CPO	1,392,800	531
	Orbia Advance Corp. SAB de CV	626,500	399
	Megacable Holdings SAB de CV	186,900	369
	Alpek SAB de CV	243,800	173
			74,414
Netherlands (1.1%)
	ING Groep NV	2,022,297	33,612
	Koninklijke Ahold Delhaize NV	602,271	21,350
	Koninklijke KPN NV	2,422,442	8,766
	NN Group NV	176,034	8,079
[1]	ABN AMRO Bank NV	317,530	5,326
	ASR Nederland NV	94,583	4,661
	Aegon Ltd.	652,107	4,257
	Randstad NV	68,217	2,945
	Koninklijke Vopak NV	40,342	1,852
	JDE Peet's NV	98,664	1,723
[1]	CTP NV	72,979	1,213
	OCI NV	71,713	826
*	Havas NV	425,706	671
			95,281
New Zealand (0.1%)
	Contact Energy Ltd.	518,074	2,718
	Meridian Energy Ltd.	805,271	2,677
	Spark New Zealand Ltd.	1,192,315	1,956
	Mercury NZ Ltd.	445,551	1,584
*	Fletcher Building Ltd.	678,756	1,092
			10,027
Norway (0.7%)
	DNB Bank ASA	633,313	13,452
	Equinor ASA	526,228	12,674
	Mowi ASA	283,042	5,676
	Norsk Hydro ASA	826,667	4,876
	Telenor ASA	398,289	4,869
	Orkla ASA	488,937	4,540
	Aker BP ASA	197,389	4,120
	Yara International ASA	103,289	3,092
	Gjensidige Forsikring ASA	106,936	2,193
	Salmar ASA	41,194	2,178
	Var Energi ASA	579,879	1,782
			59,452
Philippines (0.2%)
	International Container Terminal Services Inc.	701,980	4,191
	Bank of the Philippine Islands	1,343,540	2,676
	Metropolitan Bank & Trust Co.	1,152,680	1,367
	PLDT Inc.	58,235	1,333
	Manila Electric Co.	168,590	1,292
	Globe Telecom Inc.	20,831	788
	Universal Robina Corp.	553,990	576
	Semirara Mining & Power Corp.	772,520	458
	DMCI Holdings Inc.	2,382,300	444
	LT Group Inc.	1,703,200	311
	Megaworld Corp.	6,440,000	195
[3]	Metro Pacific Investments Corp.	60	3
			13,634

Vanguard® International High Dividend Yield Index Fund
		Shares	Market Value ($000)
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	545,309	8,947
	ORLEN SA	368,723	4,862
	Bank Polska Kasa Opieki SA	114,228	4,481
	Powszechny Zaklad Ubezpieczen SA	358,893	4,400
	LPP SA	815	3,288
	Santander Bank Polska SA	25,012	3,105
			29,083
Portugal (0.2%)
	EDP SA	1,932,704	6,076
	Galp Energia SGPS SA	276,882	4,634
	Jeronimo Martins SGPS SA	176,083	3,471
			14,181
Qatar (0.5%)
	Qatar National Bank QPSC	2,853,038	13,082
	Qatar Islamic Bank QPSC	1,069,048	6,048
	Industries Qatar QSC	1,005,135	3,790
	Commercial Bank PSQC	2,182,838	2,756
	Al Rayan Bank	3,965,787	2,600
	Ooredoo QPSC	699,452	2,482
	Qatar International Islamic Bank QSC	763,962	2,233
	Qatar Gas Transport Co. Ltd.	1,729,950	2,047
	Qatar Navigation QSC	674,539	2,028
	Mesaieed Petrochemical Holding Co.	3,887,123	1,633
	Qatar Fuel QSC	378,297	1,591
	Qatar Electricity & Water Co. QSC	314,977	1,369
	Dukhan Bank	1,088,007	1,102
	Barwa Real Estate Co.	1,346,498	1,059
	Vodafone Qatar QSC	1,162,906	658
	Qatar Aluminum Manufacturing Co.	1,753,221	658
			45,136
Romania (0.1%)
	Banca Transilvania SA	521,096	2,975
	OMV Petrom SA	10,847,330	1,647
	Societatea Nationala Nuclearelectrica SA	42,394	361
	Societatea Energetica Electrica SA	97,088	283
			5,266
Russia (0.0%)
*,3	Inter Rao Ues PJSC	11,522,470	—
*,3	Sberbank of Russia PJSC	3,446,575	—
*,3	Moscow Exchange MICEX-RTS PJSC	482,108	—
*,3	GMK Norilskiy Nickel PAO	1,145,800	—
*,3	Severstal PAO GDR (Registered)	34,635	—
*,3	VTB Bank PJSC GDR (Registered)	802,016	—
*,3	Alrosa PJSC	840,362	—
*,3	PhosAgro PJSC (MISX)	7,446	—
*,3	United Co. RUSAL International PJSC	796,030	—
*,3	Unipro PJSC	4,903,000	—
*,3	Polyus PJSC	9,549	—
*,3	RusHydro PJSC	41,940,310	—
*,3	Rostelecom PJSC	343,830	—
*,3	Tatneft PJSC	243,415	—
*,3	Novolipetsk Steel PJSC	373,254	—
*,3	Mobile TeleSystems PJSC	18,732	—
*,3	Magnit PJSC	20,521	—
*,3	Novatek PJSC	356,672	—
*,3	Gazprom PJSC	2,023,010	—
*,3	Mosenergo PJSC	1,739,000	—
*,3	Federal Grid Co. - Rosseti PJSC	83,950,000	—
*,3	Lukoil PJSC	76,646	—
*,3	Rosneft Oil Co. PJSC	211,479	—
*,3	Magnitogorsk Iron & Steel Works PJSC	732,540	—
*,3	Sistema AFK PAO	903,430	—
*,3	Severstal PAO PJSC	28,686	—
*,3	PhosAgro PJSC	91	—
*,3	PhosAgro PJSC GDR (Registered)	14,173	—
			—

Vanguard® International High Dividend Yield Index Fund
		Shares	Market Value ($000)
Saudi Arabia (1.4%)
[1]	Saudi Arabian Oil Co.	3,701,015	27,387
	Saudi National Bank	1,871,467	17,047
	Saudi Telecom Co.	1,218,627	14,122
	Saudi Basic Industries Corp.	579,024	10,341
	Riyad Bank	944,444	7,373
	Alinma Bank	789,439	6,280
	Saudi Awwal Bank	607,929	5,823
	SABIC Agri-Nutrients Co.	149,933	4,597
	Etihad Etisalat Co.	241,724	3,729
	Banque Saudi Fransi	770,062	3,295
	Arab National Bank	569,783	3,248
	Saudi Electricity Co.	503,949	2,286
	Yanbu National Petrochemical Co.	176,815	1,768
	Saudi Investment Bank	396,658	1,596
	Sahara International Petrochemical Co.	228,508	1,419
	Jarir Marketing Co.	368,490	1,259
	Saudi Industrial Investment Group	238,168	1,113
	Nahdi Medical Co.	32,582	1,024
	Saudi Aramco Base Oil Co.	31,910	948
[1]	Arabian Centres Co. Ltd.	148,095	838
	Abdullah Al Othaim Markets Co.	287,203	819
	United Electronics Co.	26,534	696
	Power & Water Utility Co. for Jubail & Yanbu	48,161	660
*	Advanced Petrochemical Co.	78,448	657
	Saudi Cement Co.	47,066	543
	Arabian Drilling Co.	17,542	496
	Qassim Cement Co.	32,993	468
			119,832
Singapore (1.6%)
	DBS Group Holdings Ltd.	1,292,985	42,322
	Oversea-Chinese Banking Corp. Ltd.	2,257,800	28,798
	United Overseas Bank Ltd.	778,045	21,388
	Singapore Telecommunications Ltd.	4,814,488	11,763
	Singapore Exchange Ltd.	531,732	4,784
	Keppel Ltd.	903,812	4,490
	Singapore Airlines Ltd.	891,500	4,159
	Singapore Technologies Engineering Ltd.	976,800	3,467
	Wilmar International Ltd.	1,294,400	2,959
	Capitaland Investment Ltd.	1,495,200	2,692
	Thai Beverage PCL	5,269,500	2,072
	Genting Singapore Ltd.	3,680,300	2,038
	Venture Corp. Ltd.	167,300	1,553
	ComfortDelGro Corp. Ltd.	1,258,800	1,305
	NetLink NBN Trust	1,812,000	1,147
	Jardine Cycle & Carriage Ltd.	45,600	933
	Olam Group Ltd.	739,600	631
	Hutchison Port Holdings Trust	3,485,500	554
	SIA Engineering Co. Ltd.	192,400	336
	StarHub Ltd.	342,800	310
			137,701
South Africa (1.0%)
	FirstRand Ltd.	3,205,425	13,041
	Standard Bank Group Ltd.	847,031	9,874
	Gold Fields Ltd.	565,032	9,654
	MTN Group Ltd.	1,111,809	6,820
	Absa Group Ltd.	530,129	5,259
	Shoprite Holdings Ltd.	305,480	4,663
	Sanlam Ltd.	1,066,802	4,651
	Nedbank Group Ltd.	299,126	4,401
	Bidvest Group Ltd.	220,144	3,003
*	Impala Platinum Holdings Ltd.	517,358	2,840
	Vodacom Group Ltd.	373,864	2,187
	Mr Price Group Ltd.	159,556	2,127
	Anglo American Platinum Ltd.	56,210	1,972
	Old Mutual Ltd.	2,803,598	1,855
	Outsurance Group Ltd.	531,046	1,785
	Woolworths Holdings Ltd.	567,605	1,764
*	Sibanye Stillwater Ltd.	1,790,237	1,725

Vanguard® International High Dividend Yield Index Fund
		Shares	Market Value ($000)
	Sasol Ltd.	371,700	1,724
	Tiger Brands Ltd.	104,895	1,552
	Foschini Group Ltd.	201,702	1,533
	Northam Platinum Holdings Ltd.	223,607	1,512
	Exxaro Resources Ltd.	124,698	1,167
	Investec Ltd.	161,667	1,032
	Kumba Iron Ore Ltd.	34,243	711
	African Rainbow Minerals Ltd.	65,783	567
	Santam Ltd.	25,324	497
			87,916
South Korea (1.3%)
	KB Financial Group Inc.	210,738	13,203
	Hyundai Motor Co.	87,158	12,267
	Kia Corp.	159,462	11,127
	Shinhan Financial Group Co. Ltd.	310,948	10,832
	Hana Financial Group Inc.	162,239	6,715
	Samsung Fire & Marine Insurance Co. Ltd.	19,845	5,179
	Woori Financial Group Inc.	436,497	4,802
	KT&G Corp.	61,931	4,696
	Samsung Life Insurance Co. Ltd.	47,768	2,915
	LG Corp.	56,157	2,879
*	HMM Co. Ltd.	186,335	2,429
	Korea Zinc Co. Ltd.	4,277	2,418
	Hyundai Glovis Co. Ltd.	23,579	2,409
	SK Inc.	22,520	2,280
	DB Insurance Co. Ltd.	28,490	1,896
	Industrial Bank of Korea	173,446	1,848
	HD Hyundai Co. Ltd.	27,142	1,544
	BNK Financial Group Inc.	174,853	1,458
	Korea Investment Holdings Co. Ltd.	23,852	1,297
	Samsung Securities Co. Ltd.	39,496	1,232
	S-Oil Corp.	25,657	1,073
	Doosan Bobcat Inc.	31,849	1,046
	Mirae Asset Securities Co. Ltd.	169,594	978
	LG Uplus Corp.	138,225	952
	Fila Holdings Corp.	32,205	867
	NH Investment & Securities Co. Ltd.	84,762	839
*	Kangwon Land Inc.	67,877	781
*	GS Holdings Corp.	28,829	761
	Kumho Petrochemical Co. Ltd.	10,347	749
	Hyundai Marine & Fire Insurance Co. Ltd.	38,996	662
	DGB Financial Group Inc.	98,753	624
	Samsung Card Co. Ltd.	19,017	548
	Cheil Worldwide Inc.	42,959	506
	S-1 Corp.	12,274	503
	OCI Holdings Co. Ltd.	9,224	499
*	GS Engineering & Construction Corp.	37,740	447
	Hanwha Life Insurance Co. Ltd.	242,682	415
	KEPCO Plant Service & Engineering Co. Ltd.	12,771	407
*	Hyundai Doosan Infracore Co. Ltd.	79,102	398
*	BGF retail Co. Ltd.	4,896	348
	Dongsuh Cos. Inc.	19,201	306
	Hanon Systems	94,359	276
	Lotte Shopping Co. Ltd.	6,705	248
	Hite Jinro Co. Ltd.	18,461	241
*	Lotte Corp.	15,823	226
	GS Retail Co. Ltd.	21,113	222
*	GS P&L Co. Ltd.	5,007	66
			108,414
Spain (3.0%)
	Iberdrola SA (XMAD)	3,822,822	54,022
	Banco Santander SA	9,759,354	50,012
	Banco Bilbao Vizcaya Argentaria SA	3,693,958	42,056
	Industria de Diseno Textil SA	674,121	36,592
	CaixaBank SA	2,489,276	15,068
	Telefonica SA	2,726,419	11,108
[1]	Aena SME SA	45,133	9,720
	Repsol SA	730,425	8,489
	Banco de Sabadell SA	3,205,329	7,556

Vanguard® International High Dividend Yield Index Fund
		Shares	Market Value ($000)
	Redeia Corp. SA	275,398	4,632
	Endesa SA	202,549	4,484
	Bankinter SA	412,634	3,516
	Enagas SA	164,237	2,079
	Naturgy Energy Group SA	81,060	1,990
	Mapfre SA	631,555	1,755
	Acciona SA	14,708	1,657
*	Iberdrola SA	65,804	931
			255,667
Sweden (1.5%)
	Volvo AB Class B	1,034,466	28,503
	Skandinaviska Enskilda Banken AB Class A	957,544	13,572
	Telefonaktiebolaget LM Ericsson Class B	1,775,524	13,370
	Swedbank AB Class A	554,114	12,065
	Svenska Handelsbanken AB Class A	913,569	10,107
	Essity AB Class B	386,761	9,795
	Boliden AB	175,673	5,276
	H & M Hennes & Mauritz AB Class B	384,512	5,123
	Skanska AB Class B	219,529	4,703
	Telia Co. AB	1,507,147	4,440
	SKF AB Class B	215,386	4,350
	Securitas AB Class B	319,772	4,069
	Tele2 AB Class B	342,531	3,814
	Volvo AB Class A	93,442	2,578
	SSAB AB Class B	451,156	2,128
	Husqvarna AB Class B	225,839	1,203
	SSAB AB Class A	81,304	391
	Skandinaviska Enskilda Banken AB Class C	22,110	323
	Sagax AB Class D	77,886	222
[2]	Svenska Handelsbanken AB Class B	5,344	80
	Telefonaktiebolaget LM Ericsson Class A	11	—
			126,112
Switzerland (7.5%)
	Roche Holding AG	458,590	144,168
	Nestle SA (Registered)	1,651,601	140,288
	Novartis AG (Registered)	1,282,934	134,293
	Zurich Insurance Group AG	94,063	56,999
	Holcim AG	359,878	36,068
	Swiss Re AG	186,016	28,399
	Partners Group Holding AG	14,170	21,526
	Swiss Life Holding AG (Registered)	18,145	14,814
	SGS SA (Registered)	94,145	9,145
	Julius Baer Group Ltd.	129,909	9,128
	Swisscom AG (Registered)	16,186	9,109
	Swiss Prime Site AG (Registered)	47,759	5,452
	Baloise Holding AG (Registered)	28,648	5,228
	Roche Holding AG (Bearer)	13,711	4,560
	Swatch Group AG (Bearer)	23,737	4,398
	PSP Swiss Property AG (Registered)	28,177	4,162
	Helvetia Holding AG (Registered)	22,276	3,887
	Adecco Group AG (Registered)	103,853	2,472
	Banque Cantonale Vaudoise (Registered)	18,196	1,836
	DKSH Holding AG	22,352	1,755
	Clariant AG (Registered)	146,586	1,650
	Swatch Group AG (Registered)	4,355	159
			639,496
Taiwan (4.0%)
	MediaTek Inc.	951,000	41,185
	Hon Hai Precision Industry Co. Ltd.	7,663,000	40,918
	Fubon Financial Holding Co. Ltd.	5,219,218	14,620
	Quanta Computer Inc.	1,706,000	13,525
	CTBC Financial Holding Co. Ltd.	10,523,120	12,526
	Cathay Financial Holding Co. Ltd.	5,905,973	11,908
	ASE Technology Holding Co. Ltd.	1,811,171	9,401
	Chunghwa Telecom Co. Ltd.	2,441,000	9,321
	United Microelectronics Corp.	7,526,000	8,973
	Mega Financial Holding Co. Ltd.	7,541,741	8,869
	Asustek Computer Inc.	454,268	8,269
	Yuanta Financial Holding Co. Ltd.	7,349,566	7,730

Vanguard® International High Dividend Yield Index Fund
		Shares	Market Value ($000)
	Uni-President Enterprises Corp.	3,068,000	7,284
	Novatek Microelectronics Corp.	367,000	5,767
	First Financial Holding Co. Ltd.	6,832,255	5,765
	Wistron Corp.	1,742,656	5,719
	SinoPac Financial Holdings Co. Ltd.	7,556,294	5,201
	Largan Precision Co. Ltd.	61,000	5,041
	Hua Nan Financial Holdings Co. Ltd. Class C	5,914,156	5,031
	Realtek Semiconductor Corp.	305,000	5,024
	Wiwynn Corp.	67,000	4,417
	Lite-On Technology Corp.	1,276,194	4,177
	TCC Group Holdings Co. Ltd.	4,240,119	4,098
	Taishin Financial Holding Co. Ltd.	7,612,261	4,041
[2]	Evergreen Marine Corp. Taiwan Ltd.	650,800	4,037
	Pegatron Corp.	1,307,000	3,803
	Chailease Holding Co. Ltd.	962,479	3,358
	Nan Ya Plastics Corp.	3,341,000	3,266
	Taiwan Mobile Co. Ltd.	945,000	3,173
	Shanghai Commercial & Savings Bank Ltd.	2,372,677	3,048
	Far EasTone Telecommunications Co. Ltd.	1,133,000	3,038
	Compal Electronics Inc.	2,587,000	2,853
	President Chain Store Corp.	340,000	2,683
	Formosa Plastics Corp.	2,396,879	2,633
	Eva Airways Corp.	1,743,000	2,513
	Inventec Corp.	1,633,994	2,409
	Micro-Star International Co. Ltd.	439,000	2,403
	Catcher Technology Co. Ltd.	387,672	2,328
	Yang Ming Marine Transport Corp.	1,117,000	2,292
	Acer Inc.	1,860,000	2,089
	Eclat Textile Co. Ltd.	128,200	2,042
	WPG Holdings Ltd.	956,000	2,042
	Asia Cement Corp.	1,560,000	1,942
	AUO Corp.	4,442,000	1,914
	Formosa Chemicals & Fibre Corp.	2,193,000	1,868
	Vanguard International Semiconductor Corp.	647,712	1,856
	Synnex Technology International Corp.	857,000	1,842
	Chicony Electronics Co. Ltd.	381,370	1,766
	Far Eastern New Century Corp.	1,859,000	1,761
	Cheng Shin Rubber Industry Co. Ltd.	1,165,994	1,754
	Foxconn Technology Co. Ltd.	696,190	1,649
	Globalwafers Co. Ltd.	159,000	1,639
	Pou Chen Corp.	1,427,000	1,583
	Powertech Technology Inc.	437,000	1,517
	Zhen Ding Technology Holding Ltd.	407,000	1,458
	ASE Technology Holding Co. Ltd. ADR	132,778	1,348
[2]	Wan Hai Lines Ltd.	582,000	1,334
	Walsin Lihwa Corp.	1,757,000	1,307
	Feng TAY Enterprise Co. Ltd.	320,273	1,274
	Sino-American Silicon Products Inc.	357,000	1,265
	Teco Electric & Machinery Co. Ltd.	763,000	1,237
	Nien Made Enterprise Co. Ltd.	89,000	1,168
	Formosa Petrochemical Corp.	855,000	940
	Giant Manufacturing Co. Ltd.	194,967	862
	Taiwan Fertilizer Co. Ltd.	475,000	753
	Far Eastern International Bank	1,508,905	617
	Taiwan Secom Co. Ltd.	155,000	581
	Eternal Materials Co. Ltd.	675,000	579
	Nan Ya Printed Circuit Board Corp.	136,000	557
	Yulon Motor Co. Ltd.	365,288	553
	Transcend Information Inc.	188,000	492
[2]	U-Ming Marine Transport Corp.	282,000	492
[2]	China Motor Corp.	174,000	426
	Formosa Taffeta Co. Ltd.	658,000	378
[2]	Formosa Sumco Technology Corp.	38,000	104
	Yulon Nissan Motor Co. Ltd.	13,000	28
			337,664
Thailand (0.5%)
	PTT PCL	9,155,700	8,542
	Advanced Info Service PCL	714,004	6,002
	SCB X PCL	1,094,700	4,056

Vanguard® International High Dividend Yield Index Fund
		Shares	Market Value ($000)
	Kasikornbank PCL NVDR	740,200	3,519
	PTT Exploration & Production PCL	887,930	3,343
	Krung Thai Bank PCL	3,991,600	2,707
	Siam Cement PCL (Registered)	493,950	2,249
	Kasikornbank PCL	383,300	1,822
	TMBThanachart Bank PCL	28,451,700	1,669
	Intouch Holdings PCL Class F	407,341	1,174
*	BTS Group Holdings PCL	6,422,756	1,167
	Bangkok Bank PCL (Registered)	209,600	957
	Home Product Center PCL	3,506,700	906
	PTT Global Chemical PCL	1,308,400	831
	Banpu PCL (Registered)	5,531,150	817
	Thai Union Group PCL Class F	2,147,200	762
	Bangkok Bank PCL NVDR	164,800	752
	Indorama Ventures PCL	1,099,700	747
	Land & Houses PCL (Registered)	5,297,400	721
	Ratch Group PCL	797,250	673
	Srisawad Corp. PCL	563,810	615
	Thai Oil PCL	712,240	548
	Electricity Generating PCL	153,800	509
	Thai Life Insurance PCL	1,604,600	499
	Intouch Holdings PCL NVDR	153,800	443
	Berli Jucker PCL	646,300	426
	Osotspa PCL	865,400	415
	IRPC PCL	6,107,000	204
	Siam City Cement PCL	34,400	165
			47,240
Turkey (0.3%)
	BIM Birlesik Magazalar A/S	280,413	4,302
	Akbank TAS	1,980,117	3,579
	KOC Holding A/S	547,878	2,597
	Haci Omer Sabanci Holding A/S	861,966	2,401
	Turkcell Iletisim Hizmetleri A/S	757,237	2,277
	Turkiye Petrol Rafinerileri A/S	571,150	2,247
	Turkiye Is Bankasi A/S Class C	4,949,214	1,952
	Yapi ve Kredi Bankasi A/S	2,096,647	1,794
	Turkiye Garanti Bankasi A/S	372,583	1,322
	Ford Otomotiv Sanayi A/S	41,609	1,079
[2]	Anadolu Efes Biracilik Ve Malt Sanayii A/S	104,974	473
[2]	Tofas Turk Otomobil Fabrikasi A/S	75,229	466
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	460,062	350
[1]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	173,484	343
	Turk Traktor ve Ziraat Makineleri A/S	16,134	309
	Aksa Akrilik Kimya Sanayii A/S	910,920	293
	Turkiye Sigorta A/S	565,980	283
[1]	Enerjisa Enerji A/S	161,046	275
	Dogus Otomotiv Servis ve Ticaret A/S	46,053	242
*	Tekfen Holding A/S	120,913	215
	Sok Marketler Ticaret A/S	184,657	200
	Aygaz A/S	34,802	154
	Akcansa Cimento A/S	26,388	153
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	266,899	113
	Galata Wind Enerji A/S	99,926	79
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	23,932	56
	Enka Insaat ve Sanayi A/S	1	—
			27,554
United Arab Emirates (0.9%)
	Emaar Properties PJSC	4,309,711	15,818
	First Abu Dhabi Bank PJSC	2,829,719	11,194
	Emirates Telecommunications Group Co. PJSC	2,230,888	10,381
	Emirates NBD Bank PJSC	1,163,416	6,604
	Abu Dhabi Commercial Bank PJSC	1,868,476	6,089
	Aldar Properties PJSC	2,335,789	4,860
	Abu Dhabi Islamic Bank PJSC	935,369	3,971
	Dubai Islamic Bank PJSC	1,856,388	3,884
	Dubai Electricity & Water Authority PJSC	5,560,852	3,876
	ADNOC Drilling Co. PJSC	1,599,176	2,351
	Emaar Development PJSC	542,534	1,938
	Abu Dhabi National Oil Co. for Distribution PJSC	1,843,162	1,804

Vanguard® International High Dividend Yield Index Fund
		Shares	Market Value ($000)
	Salik Co. PJSC	1,199,474	1,581
	Borouge plc	1,910,114	1,284
	ADNOC Logistics & Services	905,036	1,276
	Air Arabia PJSC	1,502,781	1,263
	Dubai Investments PJSC	1,345,762	794
	Emirates Central Cooling Systems Corp.	1,328,877	632
	Fertiglobe plc	824,326	556
			80,156
United Kingdom (12.1%)
	Shell plc (XLON)	3,978,015	130,617
	HSBC Holdings plc	11,668,488	121,867
	Unilever plc (XLON)	1,582,460	90,639
	BP plc	10,354,462	53,567
	British American Tobacco plc	1,282,787	50,896
	GSK plc	2,566,248	44,703
	Rio Tinto plc	687,348	41,393
	National Grid plc	3,136,869	38,054
	Barclays plc	9,299,282	34,082
	Glencore plc	7,810,261	33,744
	Lloyds Banking Group plc	39,290,227	30,209
	BAE Systems plc	1,949,530	29,470
	Reckitt Benckiser Group plc	443,612	29,335
	3i Group plc	596,453	28,656
	NatWest Group plc	4,481,402	23,893
	Anglo American plc	799,430	23,408
	Tesco plc	4,377,389	20,146
	Imperial Brands plc	541,192	18,253
	Smurfit WestRock plc	329,687	17,476
	Standard Chartered plc	1,298,551	17,465
	SSE plc	702,709	14,156
	Vodafone Group plc	13,551,365	11,545
	Legal & General Group plc	3,799,713	11,346
	Aviva plc	1,734,599	10,995
[2]	BT Group plc	4,068,960	7,131
	WPP plc	686,616	6,527
	Admiral Group plc	185,967	6,213
	Centrica plc	3,303,916	5,807
	United Utilities Group plc	443,298	5,601
	Severn Trent plc	171,301	5,350
	Intermediate Capital Group plc	170,040	4,955
	Barratt Redrow plc	869,954	4,873
	St. James's Place plc	351,049	4,559
	Coca-Cola HBC AG	130,704	4,537
	Mondi plc	281,698	4,385
	DCC plc	63,239	4,360
	J Sainsbury plc	1,212,915	3,809
	M&G plc	1,407,060	3,625
	Kingfisher plc	1,169,750	3,554
	Burberry Group plc	231,031	3,377
	Taylor Wimpey plc	2,258,489	3,345
	Hargreaves Lansdown plc	241,704	3,294
	Persimmon plc	203,358	3,176
	Phoenix Group Holdings plc	481,252	3,102
	Berkeley Group Holdings plc	63,906	3,058
	Endeavour Mining plc	128,898	2,622
	Schroders plc	548,540	2,395
	B&M European Value Retail SA	596,539	2,382
[1]	Airtel Africa plc	654,423	1,165
*	Canal & France SA (XLON)	426,856	972
*,3	Evraz plc	193,110	—
			1,030,089
Total Common Stocks (Cost $7,296,535)			8,408,577
Preferred Stocks (1.0%)
	Petroleo Brasileiro SA Preference Shares	3,502,983	22,592
	Itau Unibanco Holding SA Preference Shares	2,747,307	15,894
	Volkswagen AG Preference Shares	113,505	11,574
	Banco Bradesco SA Preference Shares	3,299,717	6,826
	Itausa SA Preference Shares	3,653,090	5,957

Vanguard® International High Dividend Yield Index Fund
		Shares	Market Value ($000)
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	87,613	3,458
	Bayerische Motoren Werke AG Preference Shares	38,504	2,926
	Gerdau SA Preference Shares	882,170	2,599
	Hyundai Motor Co. Preference Shares (XKRX)	21,497	2,446
	Hyundai Motor Co. Preference Shares	15,582	1,718
	Cia Paranaense de Energia - Copel Preference Shares Class B	773,100	1,283
	Centrais Eletricas Brasileiras SA Preference Shares Class B	183,200	1,245
	Cia Energetica de Minas Gerais Preference Shares	646,202	1,212
	Embotelladora Andina SA Preference Shares Class B	242,395	809
	Isa Energia Brasil SA Preference Shares	174,892	712
	Metalurgica Gerdau SA Preference Shares	425,800	701
	Bradespar SA Preference Shares	158,907	453
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	1,965	383
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	285,100	269
	Unipar Carbocloro SA Preference Shares Class B	30,690	258
*	Amorepacific Corp. (XKRX) Preference Shares	6,541	173
	Hanwha Corp. Preference Shares	11,497	121
	CJ CheilJedang Corp. Preference Shares	1,284	112
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	5,041	14
*,3	Transneft PJSC Preference Shares	52,700	—
*,3	Tatneft PJSC Preference Shares	51,803	—
*,3	Surgutneftegas PAO Preference Shares	2,513,070	—
Total Preferred Stocks (Cost $94,418)			83,735
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[4,5]	Vanguard Market Liquidity Fund, 4.371% (Cost $27,487)	274,938	27,491
Total Investments (99.8%) (Cost $7,418,440)			8,519,803
Other Assets and Liabilities—Net (0.2%)			15,785
Net Assets (100%)			8,535,588
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the aggregate value was $108,005,000, representing 1.3% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $19,550,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $22,002,000 was received for securities on loan, of which $20,893,000 is held in Vanguard Market Liquidity Fund and $1,109,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
FTSE 100 Index	March 2025	54	5,799	225
MSCI EAFE Index	March 2025	182	21,572	489
MSCI Emerging Markets Index	March 2025	130	7,088	2
S&P TSX 60 Index	March 2025	22	4,670	93
				809

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	3/19/25	AUD	5,518	USD	3,457	—	(26)
Toronto-Dominion Bank	3/19/25	CAD	6,200	USD	4,376	—	(100)

Vanguard® International High Dividend Yield Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Barclays Bank plc	3/19/25	CAD	4,312	USD	3,056	—	(84)
State Street Bank & Trust Co.	3/19/25	EUR	2,748	USD	2,870	—	(12)
Toronto-Dominion Bank	3/19/25	GBP	4,115	USD	5,246	—	(145)
Standard Chartered Bank	3/19/25	GBP	2,108	USD	2,565	48	—
State Street Bank & Trust Co.	3/19/25	INR	468,352	USD	5,500	—	(116)
UBS AG	3/19/25	JPY	428,492	USD	2,774	4	—
State Street Bank & Trust Co.	3/19/25	USD	3,988	AUD	6,231	113	—
Bank of America, N.A.	3/19/25	USD	2,896	BRL	17,877	—	(133)
JPMorgan Chase Bank, N.A.	3/19/25	USD	6,016	CAD	8,609	81	—
State Street Bank & Trust Co.	3/19/25	USD	6,768	CHF	5,888	268	—
Bank of Montreal	3/19/25	USD	4,560	EUR	4,312	77	—
Standard Chartered Bank	3/19/25	USD	2,702	EUR	2,623	—	(25)
State Street Bank & Trust Co.	3/19/25	USD	5,036	GBP	3,999	79	—
State Street Bank & Trust Co.	3/19/25	USD	3,482	HKD	27,087	2	—
Bank of America, N.A.	3/19/25	USD	892	HKD	6,929	2	—
Toronto-Dominion Bank	3/19/25	USD	2,758	JPY	414,241	72	—
JPMorgan Chase Bank, N.A.	3/19/25	USD	1,617	KRW	2,307,158	31	—
UBS AG	3/19/25	USD	130	SEK	1,420	2	—
JPMorgan Chase Bank, N.A.	3/19/25	USD	2,192	TWD	70,773	42	—
						821	(641)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
SEK—Swedish krona.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At January 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $556,000 in connection with open forward currency contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an

Vanguard® International High Dividend Yield Index Fund
exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	868,098	17,302	—	885,400
Common Stocks—Other	8,439	7,514,735	3	7,523,177
Preferred Stocks	60,001	23,734	—	83,735
Temporary Cash Investments	27,491	—	—	27,491
Total	964,029	7,555,771	3	8,519,803
Derivative Financial Instruments
Assets
Futures Contracts[1]	809	—	—	809
Forward Currency Contracts	—	821	—	821
Total	809	821	—	1,630
Liabilities
Forward Currency Contracts	—	(641)	—	(641)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.